Commitment and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2021	May 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 3,568
Year one	18,978		$ 2,502
Year two	22,528		2,245
Year three	10,417
Thereafter	0
Total	$ 55,491	$ 57,000	$ 4,747